STOCK OPTIONS (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	May 08, 2015	Sep. 30, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted	71,040	124,645	71,040
Exercise Price		$ 5.81	$ 29.71
Estimated Fair Value of Underlying Stock	$ 5.79	$ 1.70	$ 0.45
May 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted		71,040	71,040
Exercise Price		$ 29.71	$ 29.71
Estimated Fair Value of Underlying Stock		$ 5.79	$ 5.79
July 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted		86,502
Exercise Price		$ 4.50
Estimated Fair Value of Underlying Stock		$ 4.50
August 2016 One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted		6,004
Exercise Price		$ 5.00
Estimated Fair Value of Underlying Stock		$ 3.00
August 2016 Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted		7,230
Exercise Price		$ 7.00
Estimated Fair Value of Underlying Stock		$ 3.00
August 2016 Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted		9,986
Exercise Price		$ 9.00
Estimated Fair Value of Underlying Stock		$ 3.00
August 2016 Four
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Granted		14,923
Exercise Price		$ 11.00
Estimated Fair Value of Underlying Stock		$ 3.00